UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.
(Exact name of registrant as specified in charter)

3633 Hill Rd. 3rd Flr.
Parsippany, New Jersey 07054
(Address of principal executive offices)
                                        (Zip code)
James B. Potkul
Potkul Capital Management LLC
3633 Hill Rd. 3rd Flr.
Parsippany, New Jersey 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to Respond to the collection of information contained in Form N-PX unless the Form Displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).The name of the issuer of the portfolio security;
(b).The exchange ticker symbol of the portfolio security;
(c).The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
(d).The shareholder meeting date;
(e).A brief identification of the matter voted on;
(f).Whether the matter was proposed by the issuer or by a security holder;
(g).Whether the Registrant cast its vote on the matter;
(h).How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i).Whether the Registrant cast its vote for or against management.
Item 1. Proxy Voting Record

====================================================================

COMPANY: BERKSHIRE HATHAWAY INC.
TICKER: BRK.B
CUSIP: 084670207
MEETING DATE: 05/03/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Warren E. Buffett         For      For
Management
1.2   Elect  Director  Charles T Munger          For      For
Management
1.3   Elect  Director  Howard G Buffett          For      For
Management
1.4   Elect  Director  Susan L Decker            For      For
Management
1.5   Elect  Director  William H Gates           For      For
Management
1.6   Elect  Director  David S Gottesman         For      For
Management
1.7   Elect  Director  Charlotte Guyman          For      For
Management
1.8   Elect  Director  Donald R Keough           For      For
Management
1.9   Elect  Director  Thomas S Murphy           For      For
Management
1.10  Elect  Director  Ronald L Olson            For      For
Management
1.11  Elect  Director  Walter Scott Jr.          For      For
Management
====================================================================

COMPANY: CONOCOPHILIPS
TICKER:  COP
CUSIP: 20825C104
MEETING DATE:  05/14/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------

1.1   Elect  Director  Harold W McGraw III       For      For
Management
1.2   Elect  Director  Bobby S Shackouls         For      For
Management
1.3   Elect  Director  James J Mulva             For      For
Management
2  Prop. Annual Election of Directors            For      For
Management
3  Approve Independent Public Accounting Firm    For      For
Management
4  Qualification of Director Nominees            Against  Against
Management
5 Report on Recognition of Indigenous Rights     Against  Against
Shareholder
6 Advisory Vote on Executive Compensation        Against  Against
Shareholder
7 Political Contributions                        Against  Against
Shareholder
8 Greenhouse Gas Reductions                      Against  Against
Shareholder
9 Community Accountability                       Against  Against
Shareholder
10 Drilling in Sensitive Protected Areas         Against  Against
Shareholder
11 Environmental Impact                          Against  Against
Shareholder
12 Global Warming                                Against  Against
Shareholder

====================================================================
COMPANY: EL PASO CORPORATION
TICKER: EP
CUSIP: 28336L109
MEETING DATE: 03/17/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------

1.1   Elect  Director  Juan Carlos Braniff       For      For
Management
1.2   Elect  Director  James L Dunlap            For      For
Management
1.3   Elect  Director  Douglas L Foshee          For      For
Management
1.4   Elect  Director  Robert W Goldman          For      For
Management
1.5   Elect  Director  Anthony W Hall, Jr.       For      For
Management
1.6   Elect  Director  Thomas R Hix              For      For
Management
1.7   Elect  Director  William H Joyce           For      For
Management
1.8   Elect  Director  Ronald L Kuehn            For      For
Management
1.09  Elect  Director  Ferrell P McClean         For      For
Management
1.10  Elect  Director  Steven J Shapiro          For      For
Management
1.11  Elect  Director  J. Michael Talbert        For      For
Management
1.12  Elect  Director  Robert F Vagt             For      For
Management
1.13  Elect  Director  John L Whitmire           For      For
Management
1.14  Elect  Director  Joe B Wyatt               For      For
Management
2  Prop. Independent Public Accounting firm      For      For
Management



====================================================================
COMPANY: Encana Corporation
TICKER: ECA
CUSIP: 292505104
MEETING DATE: 04/22/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------

1.1   Elect  Director  Ralph S Cunningham        For      For
Management
1.2   Elect  Director  Patrick D Daniel          For      For
Management
1.3   Elect  Director  Ian W Delaney             For      For
Management
1.4   Elect  Director  Randall K Eresman         For      For
Management
1.5   Elect  Director  Claire S Farley           For      For
Management
1.6   Elect  Director  Michael A Grandin         For      For
Management
1.7   Elect  Director  Barry W Harrison          For      For
Management
1.8   Elect  Director  Dale A Lucas              For      For
Management
1.09  Elect  Director  Valerie Nielsen           For      For
Management
1.10  Elect  Director  David P O?Brien           For      For
Management
1.11  Elect  Director  Jane L Peverett           For      For
Management
1.12  Elect  Director  Allan P Sawin             For      For
Management
1.13  Elect  Director  James M Stanford          For      For
Management
1.14  Elect  Director  Wayne G Thompson          For      For
Management
1.15  Elect  Director  Clayton H Woitas          For      For
Management
2  Prop. Independent Public Accounting firm      For      For
Management
3  Amendment to Employee Stock Plan              For      For
Management
4  Report on Potential Costs of Carbon           Against  Against
Management


====================================================================
COMPANY: Helmerich & Payne, Inc.
TICKER: HP
CUSIP: 423452101
MEETING DATE: 01/10/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  William L Armstrong       For      For
Management
1.2   Elect  Director  John D Zeglis             For      For
Management

====================================================================
COMPANY: IDT Corporation
TICKER: IDTC
CUSIP: 448947101
MEETING DATE: 12/18/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Eric Cosentino            For      For
Management
1.2   Elect  Director  James A Courter           For      For
Management
1.3   Elect  Director  Howard S Jonas            For      For
Management
1.4   Elect  Director  James R Mellor            For      For
Management
1.5   Elect  Director  Judah Schorr              For      For
Management
2. Amend IDT 2005 stock Option Incentive Plan    For      Against
Management
3. Ratify Appointment of Independent Auditor     For      For
Management
====================================================================
COMPANY: Loews Corporation
TICKER: LTR
CUSIP: 540424108
MEETING DATE: 05/13/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------

1.1   Elect  Director  A E Berman                For      For
Management
1.2   Elect  Director  J L Bower                 For      For
Management
1.3   Elect  Director  C M Diker                 For      For
Management
1.4   Elect  Director  P J Fribourg              For      For
Management
1.5   Elect  Director  W L Harris                For      For
Management
1.6   Elect  Director  P A Laskawy               For      For
Management
1.7   Elect  Director  G R Scott                 For      For
Management
1.8   Elect  Director  A H Tisch                 For      For
Management
1.09  Elect  Director  J S Tisch                 For      For
Management
1.10  Elect  Director  J M Tisch                 For      For
Management
2  Prop. Independent Public Accounting firm      For      For
Management
3  Proposal Cumulative Voting                    Against  Against
Shareholder
4  Proposal Performance Executive Compensation   Against  Against
Shareholder
5  Proposal Healthcare Reform                    Against  Against
Shareholder
6  Proposal Avertising Expenditures              Against  Against
Shareholder

====================================================================
COMPANY: Mercer Insurance Group Inc.
TICKER: MIGP
CUSIP: 587902107
MEETING DATE: 04/16/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Roland D Boehm            For      Against
Management
1.2   Elect  Director  H Thomas Davis Jr.        For      For
Management
1.3   Elect  Director  William Fogler            For      For
Management
2.  Ratify Appointment of Independent Auditor    For      For
Management
====================================================================

COMPANY: Mitsubishi UFJ Financial Group Inc.
TICKER: MTU
CUSIP: 606822104
MEETING DATE: 06/27/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1 Appropriation of Surplus                       For      For
Management
2 Election of 17 Directors                       For      For
Management
3 Revision of Amount of Remuneration             For      For
Management
====================================================================
COMPANY: Montpelier RE Holdings Ltd
TICKER: MRH
CUSIP: G62185106
MEETING DATE: 05/21/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------

1.1   Elect  Director  Clements S Dwyer          For      For
Management
1.2   Elect  Director  Candace L Straight        For      For
Management
1.3   Elect  Director  J Roderick Heller         For      For
Management
1.4   Elect  Director  Ian M Winchester          For      For
Management
1.5   Elect  Director  Christopher Harris        For      For
Management
1.6   Elect  Director  Anthony Taylor            For      For
Management
1.7   Elect  Director  Thomas Busher             For      For
Management
1.8   Elect  Director  Christopher L Harris      For      For
Management
1.09  Elect  Director  David S Sinnott           For      For
Management
3  Approve the Adoption of Second Amended        For      For
   Bye-Laws
Management
4  Prop. Independent Public Accounting firm      For      For
Management
5  Consider Other Business at Annual Meeting     For      For
Management

====================================================================

COMPANY: NGP Capital Resources Company
TICKER: NGPC
CUSIP: 62912R107
MEETING DATE: 05/14/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Edward R Blessing         For      For
Management
====================================================================

COMPANY: News Corporation
TICKER: NWS
CUSIP: 65248E203
MEETING DATE: 10/19/2007
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  K Rupert Murdoch          For      For
Management
1.2   Elect  Director  Peter L Barnes            For      For
Management
1.3   Elect  Director  Kenneth E Cowley          For      For
Management
1.4   Elect  Director  David F Devoe             For      For
Management
1.5   Elect  Director  Viet Dinh                 For      For
Management
2  Ratification of Independent Audit Firm        For      For
Management
3  Proposal Regarding Annual Election Directors  Against  For
Shareholder
4. Proposal Eliminating Dual Class Structure    Against  For
Shareholder


====================================================================
COMPANY: ORIGEN FINANCIAL INC.
TICKER: ORGN
CUSIP: 68619E208
MEETING DATE: 6/25/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Paul A Halpern            For      For
Management
1.2   Elect  Director  Ronald A Klein            For      For
Management
1.3   Elect  Director  Richard H Rogel           For      For
Management
1.4   Elect Director   Robert S Sher             For      For
Management
1.5   Elect Director   Gary A Shiffman           For      For
Management
1.6   Elect Director   Michael J Wechsler        For      For
Management
1  To Approve the Charter Amendment              For      For
Management
2  To Approve the Sale of Serving Platform       For      For
Management

====================================================================


COMPANY: PFIZER, INC.
TICKER: PFE
CUSIP: 717081103
MEETING DATE: 04/24/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Dennis A Ausiello         For      For
Management
1.2   Elect  Director  Michael S Brown           For      For
Management
1.3   Elect  Director  M. Anthony Burns          For      For
Management
1.4   Elect  Director  Robert N Burt             For      For
Management
1.5   Elect  Director  W Don Cornwell            For      For
Management
1.6   Elect  Director  William H Gray III        For      For
Management
1.7   Elect  Director  Constance J Horner        For      For
Management
1.8   Elect  Director  William R Howell          For      For
Management
1.9   Elect  Director  James M Kilts             For      For
Management
1.10  Elect  Director  Jeffrey B Kindler         For      For
Management
1.11  Elect  Director  George A Lorch            For      For
Management
1.12  Elect  Director  Suzanne N Johnson         For      For
Management
1.13  Elect  Director  William C Steere Jr.      For      For
Management

2 Ratify KPMG LLP Independent Public             For      For
Accounting Firm for 2008
3 Proposal Reagarding Stock Options              Against  For
Shareholder
4 Proposal Separation of Chairman & CEO Roles    Against  Against
Shareholder
====================================================================

COMPANY: Pioneer Drilling Company
TICKER: PDC
CUSIP:  723655106
MEETING DATE: 05/16/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Dean A Burkhardt          For      Against
Management
2.  Ratification of Independent Audit Firm       For      For
Management

====================================================================


COMPANY: Time Warner Inc.
TICKER: TWX
CUSIP: 887317105
MEETING DATE: 05/16/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  James L Barksdale         For      For
Management
1.2   Elect  Director  Jeffrey L Bewkes          For      For
Management
1.3   Elect  Director  Stephen F Bollenbach      For      For
Management
1.4   Elect  Director  Frank J Caufield          For      For
Management
1.5   Elect  Director  Robert C Clark            For      For
Management
1.6   Elect  Director  Mathias Dopfner           For      For
Management
1.7   Elect  Director  Jessica P Einhorn         For      For
Management
1.8   Elect  Director  Reuben Mark               For      For
Management
1.9   Elect  Director  Michael A Miles           For      For
Management
1.10  Elect  Director  Kenneth J Novack          For      For
Management
1.11  Elect  Director  Richard D Parson          For      For
Management
1.12  Elect  Director Deborah C Wright           For      For
Management
2 Prop. Eliminate Super Majority Vote            For      For
Management
3  Annual Bonus Plan For Executives              For      Against
Management
4  Ratification of Auditors                      For      For
Management
5 Separation of roles of CEO and Chairman        Against  Against
Shareholder
====================================================================
COMPANY: Walmart Stores Inc.
TICKER: WMT
CUSIP: 931142103
MEETING DATE: 06/06/2008
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Aida M Alvarez            For      For
Management
1.2   Elect  Director  James W Breyer            For      For
Management
1.3   Elect  Director  M Michele Burns           For      For
Management
1.4   Elect  Director  James I Cash Jr           For      For
Management
1.5   Elect  Director  Roger C Corbett           For      For
Management
1.6   Elect  Director  Douglas N Daft            For      For
Management
1.7   Elect  Director  David D Glass             For      For
Management
1.8   Elect  Director  Gregory B Penner          For      For
Management
1.9   Elect  Director  Allen I Questrom          For      For
Management
1.10  Elect  Director  H Lee Scott Jr            For      For
Management
1.11  Elect  Director  Arne M Sorenson           For      For
Management
1.12  Elect  Director  Jim C Walton              For      For
Management
1.13  Elect  Director  S Robson Walton           For      For
Management
1.14  Elect  Director  Christopher J Williams    For      For
Management
1.15  Elect  Director  Linda S Wolf              For      For
Management
2 Approval of Management Incentive Plan          For      Against
Management
3 Ratify Ernst & Young Independent Public        For      For
Accounting Firm
4 Proposal Amend Equal Employment Policy         Against  Against
Shareholder
5 Pay for Superior Service                       Against  For
Shareholder
6 Recoupment Of Executive Compensation Policy    Against  Against
Shareholder
7 Establish Human Rights Committee               Against  Against
Shareholder
8 Advisory Vote on Executive Compensation        Against  Against
Shareholder
9 Political Contributions Report                 Against  Against
Shareholder
10 Social and Reputation Impact Report           Against  Against
Shareholder
11 Special Shareholders Meeting                  Against  Against
Shareholder


====================================================================

                               SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Bread & Butter Fund Inc.
/s/ James B Potkul
--------------------
James B Potkul
President
Date: July 14, 2008